Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

The Company currently has an informal cybersecurity policy. As of the date of this annual report, our board of directors has oversight responsibility for the Company’s overall risk management, including cybersecurity risk. The Company’s executive officers oversee the strategic processes to safeguard data and comply with relevant regulations and report material cybersecurity incidents to the board. The Company does not currently engage any assessors, consultants, auditors, or other third parties in connection with any such processes, given the size and scale of the Company, the resources available to it, the anticipated expenditures, and the risks it faces in terms of cybersecurity. As of the date of this annual report, there have been no cybersecurity threats that have materially affected or are reasonably likely to materially affect the Company.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	As of the date of this annual report, our board of directors has oversight responsibility for the Company’s overall risk management, including cybersecurity risk.
Cybersecurity Risk Board of Directors Oversight [Text Block]	As of the date of this annual report, our board of directors has oversight responsibility for the Company’s overall risk management, including cybersecurity risk. The Company’s executive officers oversee the strategic processes to safeguard data and comply with relevant regulations and report material cybersecurity incidents to the board.
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true
Cybersecurity Risk Management Third Party Engaged [Flag]	false
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	false
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	As of the date of this annual report, there have been no cybersecurity threats that have materially affected or are reasonably likely to materially affect the Company.
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false